Restructuring - Costs Included in Selling, General & Administrative expenses on Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 66,900	$ 13,000
Severance and related costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	61,560	11,500
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 5,340	$ 1,500